Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 7. Leases

The Company has operating and finance leases for some of its bank premises, with remaining lease terms of one year to 18 years.  Some of the operating leases have options to renew, which are reflected in the four years.  The Company’s operating lease right-of-use assets and finance lease assets are included in “Bank premises and equipment, net” in the consolidated balance sheet and operating lease liabilities and finance lease liabilities are included in Accrued interest and other liabilities in the consolidated balance sheet.

The components of lease expense for the periods presented were as follows:

Years Ended December 31,	2022	2021

Operating lease cost	$209,697	$209,667

Finance lease cost:
Amortization of right-of-use assets	$227,279	$188,327
Interest on lease liabilities	86,028	71,337
Variable rent expense	0	19,798
Total finance lease cost	$313,307	$279,462

Total rental expense not associated with operating lease costs above amounted to $14,142 and $22,498 for the years ended December 31, 2022 and 2021, respectively.

Supplemental information related to leases as of the balance sheet dates was as follows:

December 31,	2022	2021
Operating Leases
Operating lease right-of-use assets	$653,832	$852,514

Operating lease liabilities	$658,401	$863,566

Finance Leases
Finance lease right-of-use assets	$3,625,326	$3,852,605

Finance lease liabilities	$3,644,828	$3,857,883

December 31,	2022	2021

Weighted Average Remaining Lease Term (in Years)
Operating Leases	2.7	3.7
Finance Leases	15.7	16.7

Weighted Average Discount Rate
Operating Leases	1.28%	1.28%
Finance Leases	2.29%	2.29%

Operating lease obligations

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2026, with options to renew.  Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2022 for each of the next four years and in aggregate are:

2023	$223,432
2024	199,648
2025	154,659
2026	99,165
Total	$676,904

Finance lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2022:

2023	$300,928
2024	302,819
2025	304,758
2026	311,451
2027	320,076
Subsequent to 2027	2,761,314
Total minimum lease payments	4,301,346
Less amount representing interest	(656,518)
Present value of net minimum lease payments	$3,644,828

A reconciliation of the undiscounted cash flows in the maturity analysis above and the lease liability recognized in the consolidated balance sheet as of December 31, 2022, is shown below:

	Operating Leases	Finance Leases

Undiscounted cash flows	$676,904	$4,301,346
Discount effect of cash flows	(18,503)	(656,518)
Lease liabilities	$658,401	$3,644,828